Note 6 - Short-term Borrowings - Schedule of Repurchase Agreements (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Pledged Financial Instruments, Securities for Repurchase Agreements	$ 5,294	$ 25,293
Repurchase Agreements	4,486	23,986
US Government-sponsored Enterprises Debt Securities [Member]
Pledged Financial Instruments, Securities for Repurchase Agreements		2,015
Residential Mortgage Backed Securities [Member]
Pledged Financial Instruments, Securities for Repurchase Agreements	5,294	20,923
Collateralized Mortgage Obligations [Member]
Pledged Financial Instruments, Securities for Repurchase Agreements		$ 2,355